Shareholder Report, Average Annual Return (Details) 1014059_BrandywineGLOBAL - U.S. Fixed Income ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	32 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
BrandywineGLOBAL - U.S. Fixed Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BrandywineGLOBAL - U.S. Fixed Income ETF (NAV)
Average Annual Return, Percent	4.87%	3.76%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	4.35%	4.30%